Income Taxes (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current deferred tax assets:
Operating loss carryforward		¥ 1,079
Less: valuation allowances		(1,079)
Current deferred tax asset, net
Non-current deferred tax assets:
Operating loss carryforward, after offset unrecognized tax benefits	33,611	27,245
Less: valuation allowances	(25,334)	(25,587)
Non-current deferred tax asset, net	8,277	1,658
Total	8,277	1,658
Deferred tax liabilities:
Intangible assets, net	2,604	3,895
Investment income	11,973	18,162
Total	¥ 14,577	¥ 22,057